Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2017
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

	April 30, 2017		April 30, 2016
	Principal Outstanding	Carrying Amount (A)	Principal Outstanding	Carrying Amount (A)
1.75% Senior Notes due March 15, 2018	$500.0	$499.0	$500.0	$498.0
2.50% Senior Notes due March 15, 2020	500.0	496.6	500.0	495.5
3.50% Senior Notes due October 15, 2021	750.0	782.6	750.0	789.4
3.00% Senior Notes due March 15, 2022	400.0	396.6	400.0	395.9
3.50% Senior Notes due March 15, 2025	1,000.0	993.6	1,000.0	992.7
4.25% Senior Notes due March 15, 2035	650.0	642.6	650.0	642.2
4.38% Senior Notes due March 15, 2045	600.0	584.9	600.0	584.4
Term Loan Credit Agreement due March 23, 2020	550.0	548.6	750.0	747.9
Total long-term debt	$4,950.0	$4,944.5	$5,150.0	$5,146.0
Current portion of long-term debt	500.0	499.0	—	—
Total long-term debt, less current portion	$4,450.0	$4,445.5	$5,150.0	$5,146.0

(A) Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.